Liquidity and Going Concern	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Liquidation Basis Of Accounting And Going Concern [Abstract]
Liquidity and Going Concern
Note 2. Liquidity and Going Concern
The accompanying financial statements have been prepared assuming that the Company will continue as a going concern, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business. Management has assessed the Company’s ability to continue as a going concern for at least one year after the issuance date of the accompanying financial statements.
As of June 30, 2025, the Company had cash and cash equivalents of approximately $55,000. During the six months ended June 30, 2025, the Company had operating losses of $1.7 million and negative cash flows from operations of $0.1 million. The Company had an accumulated deficit of approximately $117.0 million as of June 30, 2025. The Company is dependent upon Scilex to provide services and funding to support the operations of the Company until, at least, such time as external financing is obtained. The Company expects to incur significant expenses and operating losses for the foreseeable future as it continues its efforts to develop and seek regulatory approval for SP-102.
The Company will need additional financing to fund its ongoing activities. The Company may obtain additional funding through a combination of equity offerings, debt financings, collaborations, government contracts or other capital sources, including potential collaborations with other companies or other strategic transactions. The Company’s plans are also dependent upon the success of future development and regulatory approval of SP-102.
Although the Company believes such plans, if executed, should provide the Company with financing to meet its needs, successful completion of such plans is dependent on factors outside the Company’s control. As a result, management has concluded that the aforementioned conditions, among other things, raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date the financial statements are issued.

Note 2. Liquidity and Going Concern
The accompanying financial statements have been prepared assuming that the Company will continue as a going concern, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business. Management has assessed the Company’s ability to continue as a going concern for at least one year after the issuance date of the accompanying financial statements.
As of December 31, 2024, the Company had cash and cash equivalents of approximately $12,000. During the year ended December 31, 2024, the Company had operating losses of $4.7 million and negative cash flows from operations of $4.9 million. The Company had an accumulated deficit of approximately $115.4 million as of December 31, 2024. The Company is dependent upon Scilex to provide services and funding to support the operations of the Company until, at least, such time as external financing is obtained. The Company expects to incur significant expenses and operating losses for the foreseeable future as it continues its efforts to develop and seek regulatory approval for SP-102.
The Company will need additional financing to fund its ongoing activities. The Company may obtain additional funding through a combination of equity offerings, debt financings, collaborations, government contracts or other capital sources, including potential collaborations with other companies or other strategic transactions. The Company’s plans are also dependent upon the success of future development and regulatory approval of SP-102.
Although the Company believes such plans, if executed, should provide the Company with financing to meet its needs, successful completion of such plans is dependent on factors outside the Company’s control. As a result, management has concluded that the aforementioned conditions, among other things, raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date the financial statements are issued.